SEMIANNUAL REPORT

April 30, 1997

INVESCO
INTERNATIONAL
FUNDS, INC.

European
Pacific Basin
International Growth

No-Load Mutual Funds Seeking
Opportunities Overseas

INVESCO FUNDS

Market Overview                                                        May 1997
     Taking their lead from U.S. markets, many global bourses raced to new highs as positive economic fundamentals,combined with decreasing inflation fears, produced positive results. The exception was the Asia/Pacific Rim region.
    Europe: After years of underperforming, Europe appears to be in a state of dynamic transition. Fueled by the Maastricht Treaty, which creates the foundation for the European Union, many nations are finally addressing concerns over government deficits, domestic inflation, and interest rates. These factors helped produce positive returns, and many European markets reached all-time highs in early 1997.
    Unemployment, however, still remains a cause for concern, as many countries are experiencing double-digit unemployment rates. This creates a problem as Europe is in somewhat of a "Catch-22" situation. The stimulative economic policies that are needed to reduce unemployment are contradictory to the monetary policy agendas set for the nations applying for the European Monetary Union. This makes it difficult for many countries to reduce unemployment.
    Latin America: Latin America has been the star performer in 1997. Falling interest rates, privatization of many state-owned industries, and improving economic fundamentals caused many Latin American stock markets to appreciate 10% to 20% in early 1997. In fact, Brazil, Colombia, and Mexico all achieved strong returns in January and February, which set the tone for the rest of the Latin American markets. The lone poor performer for the region was Venezuela, as investors locked in gains after the stock market posted a 231.29% return in local currency terms for 1996.
     Asia/Pacific Rim: Results throughout the Asia/Pacific Rim region have been mixed in 1997, but were generally negative. After improving fundamentals produced superior returns for markets in Hong Kong, Indonesia, and Malaysia last year, concerns over Hong Kong's impending reversion to Chinese control dampened investor enthusiasm for the region. This is unusual, as many Asian markets typically track the U.S. market. In fact, the Hang Seng market historically is highly correlated to the U.S. market.(1) Recently, however, it has deviated from its normal pattern. Unlike Hong Kong, the emerging Chinese markets -- which are closely intertwined with Hong Kong -- have experienced strong returns in 1997.
    In India, the inability of the current government to make necessary reforms left the economy stagnant and stocks out-of-favor with most investors in 1996. However, improving economic fundamentals enticed investors back into the market in 1997 and strong returns have been posted. Taiwan has also experienced strong market returns this year, as the strength of its economy continues to surprise investors.

INVESCO International Funds, Inc.
    Each of the funds is managed by a team of investment professionals specializing in various countries. A senior investment policy group determines the country-by-country allocation of the fund's assets, overall stock selection methodology, and risk control policies.
    The line graphs on the following pages illustrate the value of a $10,000 investment in each of the INVESCO International Funds, plus reinvested dividends and capital gain distributions, for the 10-year period ended 4/30/97; or, in the case of International Growth Fund, from inception through 4/30/97. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance.(2)


European Fund
    Lipper Analytical Services ranked INVESCO European Fund #3 of 60 European region funds for the one-year period ended 4/30/97, based on total return unadjusted for commissions. For the five-year period, the fund was ranked #13 of 17 funds, and for the 10-year period, #2 of 5. (Lipper Analytical Services, Inc., is an independent mutual fund analyst, which tracks fund performance by total return unadjusted for commissions. Of course, past performance is not a guarantee of future results.)(3)
    For the six-month period ended 4/30/97, INVESCO European Fund had a total return of 11.60%, compared to a total return of 11.28% for the Morgan Stanley Capital Index-Euro 18. (The MSCI-Europe is an unmanaged, weighted index of European stock markets. Because this index does not extend back a full 10 years, the line graph on page 2 compares the fund to the geographically broader MSCI-Europe/Australia/Far East. Of course, past performance is not a guarantee of future results.)(1),(2)
    The fund's strong relative performance over the last six months can be attributed to several factors. First, improving economic fundamentals combined with a low interest rate environment provided an "equity culture" in Europe. This proved beneficial for European growth companies and led to accelerating earnings for selected sectors and firms. One such market segment was the computer services area. Demand increased as companies addressed the European Monetary Union, the year 2000 programming problem, and the use of technology as a way to improve profitability. Baan Co., a software manufacturer in the Netherlands, is an example of a company that benefited from these changes and provided strong returns for the fund.


                                European Fund
                       Average Annualized Total Return
                                as of 4/30/97(2)

                    1 year                             23.29%
                    -----------------------------------------
                    5 years                            11.41%
                    -----------------------------------------
                    10 years                            8.36%
                    -----------------------------------------

     Second, the strength of the U.S. economy and dollar improved profitability for large European multinational companies. The dollar's rise against other currencies allowed many European multinationals to improve their competitive advantage in most international markets. The strong U.S. economy also stimulated American demand for cheaper European goods.

Graph:        European Fund 10-Year Total Return
              vs. MSCI-Europe/Australia/Far East

     This line graph illustrates the value of a $10,000 investment in INVESCO European Fund, plus reinvested dividends and capital gain distributions, for the 10-year period ended 4/30/97.

     Our exposure to the financial services sector enhanced returns over the last six months. Companies such as ING Groep NY, which benefited from niche growth in the insurance industry, and AXA-AP, which benefited from restructuring, contributed strongly to the fund's performance.
     Looking forward, we will remain positioned primarily in continental European markets as strong sales growth and cost-reducing strategies have led to improving fundamentals. We feel this trend may well continue for years to come.

Pacific Basin Fund
     For the six-month period ended 4/30/97, INVESCO Pacific Basin Fund had a total return of -5.87%, compared to a total return of -10.38% for the Morgan Stanley Capital Index-Pacific. (The MSCI-Pacific is an unmanaged, weighted index of Far Eastern stock markets. Of course, past performance is not a guarantee of future results.)(1),(2)

                              Pacific Basin Fund
                       Average Annualized Total Return
                                as of 4/30/97(2)

                    1 year                            -13.64%
                    -----------------------------------------
                    5 years                             7.07%
                    -----------------------------------------
                    10 years                            2.54%
                    -----------------------------------------

     The fund's underweighted position towards Japan as compared to the index helped limit losses in this environment. The fund's negative return, although better than that of the index, was primarily due to poor performance across Asian markets in general.
     The Japanese equity market (as measured by the Nikkei Dow, an unmanaged index of common stocks representing the broad Japanese market) experienced a sharp correction in early 1997. Fears of a recession, the government's inability to stimulate consumer spending, and questionable accounting practices by local corporations forced investors out of the market and the Nikkei into a tailspin. However, after the "sell-off," it appears that the Nikkei has started to recover, since the strong dollar may stimulate demand for Japanese goods.

Graph:     Pacific Basin Fund 10-Year Total Return
           vs. MSCI-Pacific

     This line graph  illustrates  the value of a $10,000  investment in INVESCO
     Pacific   Basin  Fund,   plus   reinvested   dividends   and  capital  gain
     distributions, for the 10-year period ended 4/30/97.

     Looking forward, we continue to feel optimistic about Asian/Pacific markets as their economic fundamentals seem strong. In particular, we believe that Hong Kong is presently undervalued and the reversion to Chinese control should go smoothly. A peaceful transition may translate into increased share prices for the Hang Seng.(1)

International Growth Fund
     For the six-month period ended 4/30/97, INVESCO International Growth Fund had a total return of 4.62%. The Morgan Stanley Capital Index-Europe/Australia/Far East had a total return of 1.71% for the same period. (The MSCI-EAFE is an unmanaged, weighted index of international stock markets. Of course, past performance is not a guarantee of future results.)(1),(2)
     Exposure to the nascent markets of Europe and Latin America contributed to the fund's strong relative performance over the last six months. In Brazil, President Cardoso's economic and political reforms have had a positive influence on the economy. Presently, Brazil has three fundamental factors working to its advantage: first, it is blessed with an abundance of natural resources; second, it appears that inflation and interest rates are under control; and finally, there is continuing privatization of many state-owned industries. A company that benefited from deregulation was Telecomunicacoes Brasileirus SA-Telebras Sponsored ADR Representing Pfd, whose recent stock appreciation enhanced the fund's total return.


                          International Growth Fund
                       Average Annualized Total Return
                               as of 4/30/97(2)

                    1 year                              6.06%
                    -----------------------------------------
                    5 years                             8.18%
                    -----------------------------------------
                    10 years                            5.84%
                    -----------------------------------------

     Another region we continue to favor is continental Europe, where the fiscal constraints produced by the Maastricht Treaty have lowered interest rates and reduced the threat of inflation. Benign inflation, coupled with low interest rates, provides a perfect environment for many European companies. Firms such as Bayerische Motoren Werke AG (BMW) and Alcatel Alsthom, a French infrastructure and electrical equipment company, benefited from improving conditions and contributed positively to the fund's performance. Low interest rates also helped European financial institutions, and Banco Bilbao Vizcaya SA Registered Shrs, a large holding of the fund as of 4/30/97, continued its strong performance.

Graph: International Growth Fund 10-Year Total Return vs. MSCI-Europe/Australia/Far East

     This line graph illustrates the value of a $10,000 investment in INVESCO International Growth Fund, plus reinvested dividends and capital gain distributions, for the 10-year period ended 4/30/97.

     Looking forward, it appears that we may be entering an environment in which international markets may outperform U.S. stocks, as improving fundamentals for selected international economies may increase their market returns. We continue to favor emerging economies and markets in Europe and Latin America. In recent months we have been increasing our position in Japan, where the long-stagnant economy may finally be rebounding.

(1)The MSCI-EAFE, MSCI-Europe, and MSCI-Pacific are unmanaged indexes of common stocks considered to be representative of the overall international, European, and Pacific Basin, regional securities markets, respectively. The Hang Seng is an unmanaged index indicative of broad market performance in Hong Kong.

(2)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

(3)Rankings provided by Lipper Analytical Services, an independent mutual fund analyst, are based upon total return performance unadjusted for commissions. When available, rankings are cited for one-, five-, and 10-year periods.

INVESCO International Funds, Inc.
Ten Largest Common Stock Holdings
April 30, 1997

Description                                                        Value
-------------------------------------------------------------------------------
EUROPEAN Fund
Tomra Systems A/S A                                               $9,523,240
Alcatel Alsthom                                                    7,783,885
Telecel-Comunicacoes Pessoais SA                                   7,755,059
Gucci Group NV New York Registered Shrs                            6,937,500
Sage Group PLC                                                     6,802,751
ING Groep NV                                                       6,773,912
British Telecommunications PLC                                     6,600,737
Novartis AG Registered Shrs                                        6,590,196
Swiss Re Group Registered Shrs                                     6,484,047
AXA-AP                                                             6,152,748

INTERNATIONAL GROWTH Fund
Alcatel Alsthom                                                   $1,801,413
Banco Bilbao Vizcaya SA Registered Shrs                            1,764,954
Novartis AG Registered Shrs                                        1,548,696
Telecom Italia Mobile SpA                                          1,509,523
Bayerische Motoren Werke AG                                        1,473,927
BIC SA                                                             1,362,994
Roche Holdings AG Ltd
   Genusscheine Non-Voting Shrs                                    1,351,974
Swiss Re Registered Shrs                                           1,273,652
Adidas AG                                                          1,250,794
Hutchison Whampoa Ltd                                              1,232,174

PACIFIC BASIN Fund
HSBC Holdings PLC                                                 $3,211,208
Hutchison Whampoa Ltd                                              3,117,548
Malayan Banking Berhad                                             2,988,045
Cheung Kong Holdings Ltd                                           2,896,802
Shanghai Industrial Holdings Ltd                                   2,729,758
Rohm Co Ltd                                                        2,016,019
United Engineers Berhad                                            1,985,656
CITIC Pacific Ltd                                                  1,947,209
China Resources Enterprise                                         1,795,656
Development Bank Ltd Foreign Shrs                                  1,783,861

Composition of holdings is subject to change.

INVESCO International Funds, Inc.
Statement of Investment Securities
April 30, 1997
UNAUDITED


                                              Shares or
                                Industry      Principal
Description                     Code          Amount         Value
-------------------------------------------------------------------------
EUROPEAN Fund
COMMON STOCKS, RIGHTS &
 WARRANTS 84.06%
AUSTRALIA 0.61%
Cortecs International Ltd
 London Shrs*                   HD           500,000        $2,352,770
                                                            ------------
AUSTRIA 1.08%
Wolford AG Bearer Shrs          TA            40,000         4,122,242
                                                            ------------
DENMARK 3.75%
Den Danske Bank                 BK            42,000         3,632,105
Falck A/S                       AF            20,000         5,082,520
Oticon Holding A/S
  Series A Shrs                 HC            34,700         5,633,101
                                                            ------------
                                                            14,347,726
                                                            ------------
FINLAND 5.00%
Aspo Group OY                   EE            60,000         2,767,320
KCI Konecranes International    MY            90,000         3,459,150
Orion-yhtyma OY Series A Shrs   HD            90,000         3,372,671
Raision Tehtaat OY              FD            45,000         3,727,234
TT Tieto OY Series B Shrs       CO            76,720         5,823,748
                                                            ------------
                                                            19,150,123
                                                            ------------
FRANCE 7.51%
Alcatel Alsthom                 CM            70,000         7,783,885
Altran Technologies SA          EC            16,500         5,738,966
AXA AP                          IN           100,000         6,152,748
CIPE-France SA                  SV            12,000         1,685,966
Dassault Systemes SA*           CO            61,050         3,748,930
Penauille Polyservices          SV            14,000         3,665,263
                                                            ------------
                                                            28,775,758
                                                            ------------

GERMANY 6.11%
Adidas AG                       FT            47,000         4,898,941
Bayer AG Warrants (Exp 1997)*   CH            10,000         1,992,261
Bayerische Motoren Werke AG     AM             5,000         4,094,241
Deutsche Bank AG                BK            70,000         3,694,634
Eurobike AG                     RT            85,000         2,257,896
Fresenius AG Rights*            HC            52,500           172,807
Fresenius Medical Care AG
 Sponsored ADR*                 HC           106,406         3,125,676
Hoechst AG                      CH            80,000         3,141,421
                                                            ------------
                                                            23,377,877
                                                            ------------
ITALY 6.64%
Bulgari SpA                     CJ           290,000         5,241,692
De Rigo SpA Sponsored ADR*      HC           150,220           995,208
Ente Nazionale Idrocarburi SpA
 Registered Shrs                OG           600,000         3,044,976
Gucci Group NV New York
 Registered Shrs                RT           100,000         6,937,500
SAES Getters SpA Non-Conv
 Savings Shrs                   EL           150,000         1,357,800
Stet Societa Finanziaria Telefonica
 SpA Savings Shrs               TL           850,000         3,152,140
Telecom Italia Mobile SpA       TN         1,500,000         4,717,260
                                                            ------------
                                                            25,446,576
                                                            ------------
NETHERLANDS 6.16%
Baan Co NV*                     CO           100,000         5,375,000
BE Semiconductor Industries NV
 New York Registered Shrs*      ES            13,100           162,113
Getronics NV                    CO           108,000         3,270,881
ING Groep NV                    IN           172,500         6,773,912
OCE-Van Der Grinten NV          OE            30,500         3,690,188
Randstad Holding NV             SV            48,000         4,311,896
                                                            ------------
                                                            23,583,990
                                                            ------------
NORWAY 4.95%
Agresso A/S A*                  CO           200,000           505,562
Alvern A/S*                     SV            48,478           374,438
Ark A/S A                       CO           240,000         2,022,250
Kverneland Gruppen A/S          MY            57,000         1,648,976

Narvesen A/S A*                 RT            60,000         1,634,652
Nera A/S                        CM           275,000         1,757,181
Sensonor A/S*                   EL           230,000         1,485,792
Tomra Systems A/S A             MY           491,398         9,523,240
                                                            ------------
                                                            18,952,091
                                                            ------------
PORTUGAL 3.49%
Cimentos de Portugal SA         BD           260,000         5,597,134
Telecel-Comunicacoes Pessoais SA* TL          90,000         7,755,059
                                                            ------------
                                                            13,352,193
                                                            ------------
SPAIN 2.98%
Banco Bilbao Vizcaya S/A
 Registered Shrs                BK            50,000         3,368,232
Repsol S/A                      OG           100,000         4,196,598
Telefonica de Espana S/A        TN           150,000         3,845,741
                                                            ------------
                                                            11,410,571
                                                            ------------
SWEDEN 4.73%
Assa Abloy AB Series B Shrs     MG           207,446         4,058,768
Astra AB Series A Shrs          HD            75,000         3,068,648
Caran AB Series B Shrs          CO            62,500           537,730
Frontec AB Series B Shrs*       CO           221,000         1,690,146
Nobel Biocare AB                HC           195,000         2,858,335
Pricer AB Series B Shrs*        SV            61,903         1,955,576
Scala International AB*         CO            16,000           672,999
WM-data AB Series B Shrs        CO            45,000         3,269,400
                                                            ------------
                                                            18,111,602
                                                            ------------
SWITZERLAND 8.43%
Credit Suisse Group
 Registered Shrs                BK            35,000         3,943,259
Disetronic Holding AG*          HC             1,250         2,744,501
Novartis AG Registered Shrs     HD             5,000         6,590,196
Oerlikon-Buhrle Holding AG
 Ltd Registered Shrs*           MY            20,000         1,981,810
Roche Holding AG Ltd
 Genusscheine Non-Voting Shrs   HD               200         1,689,968
Roche Holding AG Ltd Warrants
 (Exp 2000)*                    HD            60,000         2,549,205
Sandoz AG Ltd Warrants
 (Exp 1997)*                    HD            25,000         1,416,790
SEZ Holding AG Registered
 A Shrs*                        ES               868         1,764,394

Sulzer AG Registered Shrs       MG             4,500         3,099,971
Swiss Re Group Registered Shrs  IN             5,600         6,484,047
                                                            ------------
                                                            32,264,141
                                                            ------------
UNITED KINGDOM 21.41%
Arsenal Football Club PLC*      ET               244         1,306,518
Bass PLC                        BV           200,000         2,583,179
British Airways PLC             AR           300,000         3,431,799
British Sky Broadcasting Group PLC CA        360,000         3,329,575
British Telecommunications PLC  TN           900,000         6,600,737
Burton Group PLC                RT         1,200,000         2,959,622
Business Post PLC               SV           200,000         1,491,169
Chiroscience Group PLC*         HC           322,856         1,728,758
Compass Group PLC               SV           450,000         4,972,458
FirstBus Group PLC              AF         1,037,771         3,367,775
Glaxo Wellcome PLC              HD           175,000         3,444,374
Granada Group PLC               ET           240,000         3,469,768
Hays PLC                        SV           170,000         1,503,339
Kingfisher PLC                  RT           400,000         4,335,587
Manchester United PLC           ET           297,000         3,166,163
Memory Corp PLC*                CO            75,000            46,853
Misys PLC                       CO           240,000         4,789,915
National Westminster Bank PLC   BK           260,000         3,079,695
Psion PLC                       CO           300,000         1,961,723
Rentokil Group PLC              SV           550,000         3,605,417
Sage Group PLC                  CO           650,000         6,802,751
Siebe PLC                       EL           160,000         2,370,294
Tesco PLC                       RT           650,000         3,775,790
Tottenham Hotspur PLC           ET           825,000         1,452,430
Visual Action Holdings PLC      SV           300,000           815,357
Vodafone Group PLC              TC         1,250,000         5,597,970
                                                            ------------
                                                            81,989,016
                                                            ------------
UNITED STATES 1.21%
OXiGENE Inc*                    HD           100,000         2,675,000
Rofin-Sinar Technologies*       ES           125,000         1,948,951
                                                            ------------
                                                             4,623,951
                                                            ------------
TOTAL COMMON STOCKS, RIGHTS &
 WARRANTS (Cost $256,192,743)                              321,860,627
                                                            ------------

PREFERRED STOCKS 5.98%

GERMANY 5.98%
Fresenius AG Non-Voting Pfd     HC            52,500        11,808,478
Porsche AG Non-Voting Pfd       AM             4,000         5,197,203
SAP AG Non-Voting Pfd           CO            32,000         5,892,935
                                                            ------------
TOTAL PREFERRED STOCKS
 (Cost $14,850,763)                                         22,898,616
                                                            ------------
SHORT-TERM INVESTMENTS -
 REPURCHASE AGREEMENTS 9.96%
UNITED STATES 9.96%
Repurchase  Agreement  with
 State Street Bank & Trust Co
 dated 4/30/1997 due 5/1/1997
 at 5.310%, repurchased at
 $38,140,625  (Collateralized
 by U.S. Treasury Bonds due
 2/15/2016 at 9.250% value
 $39,500,097)
 (Cost 38,135,000)             RA         38,135,000        38,135,000
                                                            ------------
TOTAL INVESTMENT
   SECURITIES AT VALUE 100.00%
   (Cost $309,178,506#)                                    382,894,243
                                                            ------------

INTERNATIONAL GROWTH Fund
COMMON STOCKS, RIGHTS &
 WARRANTS 71.09%
ARGENTINA 0.75%
Perez Companc SA Sponsored
 ADR Representing 2 Class
 B Shrs                         MY            50,850           818,883
                                                            ------------
AUSTRALIA 2.36%
Aberfoyle Ltd                   GP           125,000           356,651
Broken Hill Proprietary Ltd     IS            21,900           309,516
CSR Ltd                         BD            85,000           314,947
National Australia Bank Ltd     BK            56,300           772,370
News Corp Ltd                   PB            95,000           438,885
WMC Holdings Ltd                GP            66,000           392,101
                                                            ------------
                                                             2,584,470
                                                            ------------

BRAZIL 0.91%
Cia de Paulista de Force e Luz  EU         5,200,000           792,027
Cia Siderurgica Nacional
   Sponsored ADR                IS             6,000           211,501
                                                            ------------
                                                             1,003,528
                                                            ------------
CHILE 0.50%
Sociedad Quimica y Minera de
   Chile SA Sponsored ADR*      CH             9,300           551,025
                                                            ------------
CHINA 0.58%
Guangshen Railway Ltd
   Sponsored ADR*               RR            27,000           641,250
                                                            ------------
DENMARK 0.42%
Den Danske Bank                 BK             5,300           458,337
                                                            ------------
FRANCE 6.09%
AXA SA                          IN            15,000           922,912
Alcatel Alsthom                 CM            16,200         1,801,413
BIC SA                          MG             8,600         1,362,994
Carrefour SA                    RT             1,400           874,098
Christian Dior SA               PL             6,000           889,244
Elf Aquitaine SA                OG             5,200           504,282
Sodexho SA                      SV               700           321,430
                                                            ------------
                                                             6,676,373
                                                            ------------
GERMANY 4.52%
Adidas AG                       FT            12,000         1,250,794
Bayer AG                        CH            30,000         1,193,624
Bayerische Motoren Werke AG     AM             1,800         1,473,927
Fresenius AG Rights*            HC             5,000            16,458
Hoechst AG                      CH            26,100         1,024,888
                                                            ------------
                                                             4,959,691
                                                            ------------
HONG KONG 2.66%
Bank of East Asia Ltd           BK            78,000           268,341
CITIC Pacific Ltd               CG           142,000           768,066
Hutchison Whampoa Ltd           CG           166,000         1,232,174
Sun Hung Kai Properties Ltd     RE            60,000           650,619
                                                            ------------
                                                             2,919,200
                                                            ------------

INDIA 0.11%
EIH Ltd Sponsored GDR           LH             7,500           120,750
                                                            ------------
INDONESIA 1.50%
PT Bank Dagang Nasional
   Foreign Shrs                 BK           350,000           349,685
  Warrants (Exp 2000)*          BK            50,000            17,510
PT Indocement Tunggal
   Prakarsa Foreign Shrs        BD           150,000           203,940
PT Indosat Sponsored ADR        TL            33,900           932,250
PT Wicaksana Overseas
   International Foreign Shrs   RT           125,000           144,200
                                                            ------------
                                                             1,647,585
                                                            ------------
ISRAEL 0.79%
Blue Square-Israel Ltd
   Sponsored ADR*               RT            22,000           409,750
Teva Pharmaceutical Industries
   Ltd ADR                      HD             9,000           456,750
                                                            ------------
                                                               866,500
                                                            ------------
ITALY 2.91%
Bulgari SpA                     CJ            37,000           668,768
Ente Nazionale Idrocarburi SpA
   Registered Shrs              OG           200,000         1,014,992
Telecom Italia Mobile SpA       TN           480,000         1,509,523
                                                            ------------
                                                             3,193,283
                                                            ------------
JAPAN 12.69%
Acom Co Ltd                     CF             6,300           257,156
Bank of Tokyo-Mitsubishi Ltd    BK            26,850           425,272
Canon Inc                       OE            13,000           308,344
Chugai Pharmaceutical Ltd       HD            40,000           296,288
DDI Corp                        TN                64           425,142
Dai Nippon Printing Ltd         PB            23,000           415,040
Dai-Tokyo Fire & Marine
   Insurance Ltd                IN            32,000           150,035
Ebara Corp                      MY            19,000           245,541
Fanuc Ltd                       EL            11,000           375,324
Fujitsu Ltd                     CO            36,000           374,458
Hitachi Ltd                     EL            21,000           190,302
Itochu Corp                     DB            80,000           378,870

Kaneka Corp                     CH            66,000           351,054
Kawasaki Steel                  IS           120,000           354,600
Kitagawa Industries Ltd         MG             8,050           189,033
Komatsu Ltd                     MY            38,000           277,880
Kyocera Corp                    EL             4,000           239,552
Meitec                          CO            14,000           280,213
Mitsubishi Estate Ltd           RE            27,000           340,416
Mitsubishi Heavy Industries Ltd MY            52,000           343,379
Mitsubishi Materials            MG            94,000           351,101
Mitsui Fudosan Ltd              RE            18,000           205,668
NSK Ltd                         MY            50,000           301,804
NTT Data                        CO                14           409,287
Nippon COMSYS                   CM            31,000           354,206
Nippon Telegraph & Telephone    TL                45           317,367
Nippon Television Network       BR             1,080           318,289
Nishimatsu Construction Ltd     EC            38,000           214,100
Nissan Motor Ltd                AM            43,000           253,113
Nomura Securities Ltd           IV            13,000           145,465
Onward Kashiyama Ltd            TA            22,000           282,577
ORIX Corp                       FN            12,000           606,130
Rohm Co Ltd                     EL             8,000           620,314
Royal Co Ltd                    RS            19,000           339,864
Sanwa Bank Ltd                  BK            34,000           364,371
Shizuoka Bank Ltd               BK            35,000           311,654
Sony Music Entertainment        ET            12,200           419,153
Sumitomo Chemical Ltd           CH           101,000           417,837
Taiyo Yuden Ltd                 EE            31,000           417,719
Tokyo Electric Power            EU            14,200           251,766
Tokyu Department Store Ltd      RT            81,000           268,716
Yamato Transport                AF            28,000           286,832
Yamazaki Baking Ltd             FD            15,000           231,672
                                                            ------------
                                                            13,906,904
                                                            ------------
MALAYSIA 1.76%
Arab-Malaysian Berhad           CG           114,000           472,350
Malayan Banking Berhad          BK            58,500           582,669
Resorts World Berhad            GM            94,000           346,414
United Engineers Berhad Ltd     EC            74,000           524,780
                                                            ------------
                                                             1,926,213
                                                            ------------
MEXICO 1.73%
Cemex SA de CV Series B Shrs    BD           135,000           499,090
Cifra SA de CV Series B ADR     RT           200,000           304,800

Controladora Comercial
   Mexicana SA de CV ADR        RT            12,000           183,000
Empresas la Moderna SA de CV
   Sponsored ADR                TO            11,000           228,250
Panamerican Beverages Class A   BV            23,400           678,600
                                                            ------------
                                                             1,893,740
                                                            ------------
NETHERLANDS 3.63%
ABN AMRO Holdings NV            BK             8,600           591,110
Getronics NV                    CO            23,000           696,577
Gucci Group NV                  RT             6,400           445,809
ING Groep NV                    IN            27,500         1,079,899
IS Himalayan Fund NV*           IC            36,696           506,405
Philips Electronics NV          EL            12,600           657,780
                                                            ------------
                                                             3,977,580
                                                            ------------
PERU 0.53%
Cia de Minas Buenaventura SA
   Sponsored ADR Representing
   Series B Shrs                GP            26,750           581,812
                                                            ------------
PHILIPPINES 0.55%
C&P Homes                       EC           845,000           320,441
Philippine Long Distance
   Telephone Sponsored ADR      TL             5,000           278,750
                                                            ------------
                                                               599,191
                                                            ------------
PORTUGAL 0.29%
Cimentos de Portugal SA         BD            15,000           322,912
                                                            ------------
RUSSIA 0.43%
Surgutneftegaz Sponsored ADR    OG            13,000           468,000
                                                            ------------
SINGAPORE 1.36%
DBS Land Ltd                    RE            89,000           287,990
Oversea-Chinese Banking Ltd
   Foreign Shrs                 BK            73,000           853,004
Singapore Press Holdings Ltd
   Foreign Shrs                 PB            19,200           355,777
                                                            ------------
                                                             1,496,771
                                                            ------------

SOUTH KOREA 0.46%
Korea Electric Power Ltd
   Sponsored ADR                EU            15,000           255,000
Samsung Electronics Ltd GDR^    EL            10,482           246,327
                                                            ------------
                                                               501,327
                                                            ------------
SPAIN 1.94%
Banco Bilbao Vizcaya S/A
   Registered Shrs              BK            26,200         1,764,954
Telefonica de Espana S/A        TN            14,000           358,936
                                                            ------------
                                                             2,123,890
                                                            ------------
SWEDEN 1.97%
Astra AB Series A Shrs          HD            23,350           955,372
Telefonaktiebolaget Ericsson
   (L M) Series B Shrs          CM            38,000         1,201,202
                                                            ------------
                                                             2,156,574
                                                            ------------
SWITZERLAND 5.93%
Adecco SA Bearer Shrs*          SV             2,480           828,125
Credit Suisse Group Registered Shrs BK         9,400         1,059,046
Novartis AG Registered Shrs     HD             1,175         1,548,696
Roche Holding AG Ltd
   Genusscheine Non-Voting Shrs HD               160         1,351,974
Swiss Re Group Registered Shrs  IN             1,100         1,273,652
Swissair AG Registered Shrs*    AR               500           437,763
                                                            ------------
                                                             6,499,256
                                                            ------------
THAILAND 0.41%
Banpu Public Ltd Foreign Shrs   GP             7,000           113,609
Tipco Asphalt PLC               BD            67,000           338,531
                                                            ------------
                                                               452,140
                                                            ------------
UNITED KINGDOM 13.31%
BAA PLC                         AF            46,117           381,630
BOC Group PLC                   CH            18,400           282,063
BTR PLC                         MY            63,000           257,604
Bass PLC                        BV            46,200           596,714
British Airways PLC             AR            35,560           406,783
British Telecommunications PLC  TN            90,000           660,074

Carlton Communications PLC      BR            30,000           246,311
Croda International PLC         CH            35,000           171,508
FirstBus Group PLC              TR            82,891           268,998
Formosa Fund IDR Representing
   Registered Shrs*             IC                80           959,120
General Accident PLC            IN            44,400           631,461
Glynwed International PLC       MM            28,400           118,891
Granada Group PLC               ET            34,900           504,562
Grand Metropolitan PLC          FD            31,200           260,719
HSBC Holdings PLC               BK            39,000           986,772
Hays PLC                        SV            50,400           445,696
Korea Europe Fund IDR*          IC               135           330,750
Larsen & Toubro Ltd Regulation
   S Sponsored GDR^             MY            19,000           268,375
Lloyds TSB Group PLC            BK           132,000         1,205,850
MFI Furniture Group PLC         HF            80,900           179,838
Marks & Spencer PLC             RT            80,000           634,761
National Westminster Bank PLC   BK            30,000           355,349
Prudential Corp PLC             FN            73,650           715,832
Sainsbury (J) PLC               RT            56,100           301,302
Shell Transport & Trading PLC   OG            30,000           531,077
Siebe PLC                       EL            37,800           559,982
SmithKline Beecham PLC          HD            54,000           868,756
TI Group PLC                    EC            34,600           296,991
Tomkins PLC                     MG            72,500           312,918
Unigate PLC                     FD            50,000           377,254
Wolseley PLC                    BD            58,800           471,320
                                                            ------------
                                                            14,589,261
                                                            ------------
TOTAL COMMON STOCKS, RIGHTS &
   WARRANTS (Cost $67,573,846)                              77,936,446
                                                            ------------
PREFERRED STOCKS 4.84%
BRAZIL 2.72%
Cia Brasileira de Distribuicao
 Grupo Pao de Acucar Pfd        RT        22,000,000           442,648
Cia Energetica de Minas Gerais
 Sponsored ADR Representing
 Pfd^                           EU            22,000         1,001,185
Telecomunicacoes Brasileiras
   SA-Telebras Sponsored ADR
   Representing Pfd^            TL               455            52,151
Telecomunicacoes Brasileiras
   SA-Telebras Sponsored ADR
   Representing Pfd             TL            10,845         1,244,464

Usinas Siderurgicas de Minas
   Gerais SA Sponsored ADR
   Representing Pfd^            IS            21,000           246,817
                                                            ------------
                                                             2,987,265
                                                            ------------
GERMANY 2.12%
Fresenius AG Non-Voting Pfd     HC             5,000         1,124,617
SAP AG Non-Voting Pfd           CO             6,500         1,197,002
                                                            ------------
                                                             2,321,619
                                                            ------------
TOTAL PREFERRED STOCKS
   (Cost 3,342,119)                                          5,308,884
                                                            ------------
FIXED INCOME SECURITIES 1.13%
HONG KONG 1.13%
Bangkok Bank PLC, Unsecured
   Conv Deb, 3.250%, 3/3/2004   BK           154,000           141,295
New World Infrastructure Ltd
   Conv, Regulation S
   5.000%, 7/15/2001^           EC           980,000         1,092,700
                                                            ------------
TOTAL FIXED INCOME SECURITIES
   (Cost $1,359,539)                                         1,233,995
                                                            ------------
SHORT-TERM INVESTMENTS -
 REPURCHASE AGREEMENTS 22.94%
UNITED STATES 22.94%
Repurchase  agreement with
 State Street Bank & Trust Co
 dated 4/30/1997 due 5/1/1997
 at 5.310%, repurchased at
 $25,151,709 (Collateralized
 by US Treasury Bonds due
 8/15/2013 at 12.000% value
 $26,104,795)
 (Cost $25,148,000)             RA        25,148,000        25,148,000
                                                            -----------
TOTAL INVESTMENT SECURITIES
 AT VALUE 100.00%
 (Cost $97,423,504)
 (Cost for Income Tax Purposes
   $97,508,853)                                            109,627,325
                                                            -----------

PACIFIC BASIN Fund
COMMON STOCKS & WARRANTS 71.57%
AUSTRALIA 4.23%
Australia & New Zealand
 Banking Group Ltd             BK           150,000           960,318
Brambles Industries Ltd        CT            70,000         1,269,481
Broken Hill Proprietary Ltd    IS            65,000           918,654
Comalco Ltd                    GP           270,000         1,371,884
News Corp Ltd                  PB               863             3,987
WMC Holdings Ltd               GP           180,000         1,069,366
                                                            -----------
                                                            5,593,690
                                                            -----------
HONG KONG 18.17%
Asia Securities International* RE           817,000           350,679
Cheung Kong Holdings Ltd       RE           330,000         2,896,802
Cheung Kong Infrastructure
 Holdings Ltd                  EC           200,000           566,709
China Everbright-IHD Holdings
 Ltd                           RT           200,000           200,091
China Light & Power Ltd        EU           150,000           675,791
China Resources Enterprise Ltd RE           650,000         1,795,656
CITIC Pacific Ltd              CG           360,000         1,947,209
Continental Mariner
 Investment Ltd*               AF           700,000           415,673
Goldlion Holdings Ltd          RT           450,000           265,766
Guangdong Investments Ltd      CG           900,000           842,319
Hang Seng Bank Ltd             BK           130,000         1,464,215
Henderson Land Development
 Ltd                           RE           130,000         1,095,014
HongKong Telecommunications
 Ltd                           CM           700,000         1,201,837
Hutchison Whampoa Ltd          CG           420,000         3,117,548
National Mutual Asia Ltd       IN           300,000           309,818
New World Development Ltd      RE           240,000         1,384,888
Oriental Metals                FN         2,000,000           587,364
Shanghai Industrial Holdings
 Ltd                           MG           485,000         2,729,758
Silver Grant International
 Industries Ltd                RE         1,030,000           555,124
Sun Hung Kai Properties Ltd    RE           150,000         1,626,547
                                                           ------------
                                                           24,028,808
                                                           ------------
JAPAN 27.10%
77 Bank Ltd                    BK           140,000         1,147,328
Acom Co Ltd                    CF            24,400           995,969
Asahi Bank Ltd                 BK           180,000         1,102,097
Bank of Tokyo-Mitsubishi Ltd   BK            62,500           989,925

Chugai Pharmaceutical Ltd      HD           170,000         1,259,224
Dai-Tokyo Fire & Marine
   Insurance Ltd               IN           150,000           703,290
Fujitsu Ltd                    CO           170,000         1,768,272
Hankyu Department Stores       RT           130,000         1,116,596
Itochu Corp                    DB           260,000         1,231,329
Kaneka Corp                    CH           310,000         1,648,890
Kawasaki Steel                 IS           430,000         1,270,650
Kitagawa Industries Ltd        MG           438,525           904,659
Komatsu Ltd                    MY           150,000         1,096,896
Mitsubishi Estate Ltd          RE           130,000         1,639,040
Mitsubishi Heavy Industries
 Ltd                           MY           170,000         1,122,585
Mitsubishi Materials           MG           230,000           859,078
NTT Data                       CO                50         1,461,740
Nippon COMSYS                  CM           128,000         1,462,528
Nippon Yusen Kabushiki Kaisha  AF           207,000           750,334
Nishimatsu Construction Ltd    EC           110,000           619,762
Onward Kashiyama Ltd           TA            88,000         1,130,307
ORIX Corp                      FN            25,000         1,262,770
Rohm Co Ltd                    EL            26,000         2,016,019
Sharp Corp                     EL           102,000         1,326,204
Sony Music Entertainment       ET            30,000         1,030,704
Sumitomo Chemical Ltd          CH           300,000         1,241,100
Sumitomo Warehouse Ltd         AF           200,000           985,000
Taiyo Yuden Ltd                EE           100,000         1,347,480
Tokyo Electric Power           EU            32,000           567,360
Yamato Transport               AF            70,000           717,080
Yamazaki Baking Ltd            FD            68,000         1,050,246
                                                           ------------
                                                           35,824,462
                                                           ------------
MALAYSIA 11.43%
Arab Malaysian Berhad          CG           280,000         1,160,158
Berjaya Capital Berhad         IV           900,000         1,362,549
Berjaya Group Berhad           CG           919,000         1,083,760
Gamuda Berhad                  EC            10,000            36,056
Gamuda Berhad Warrants
 (Exp 2001)*                   EC            20,000            24,542
HICOM Holdings Berhad
 Warrants (Exp 2000)*          AF           256,750           259,818
Landmarks Berhad               LH           750,000           992,031
Malayan Banking Berhad         BK           300,000         2,988,045
Malaysian Industrial
 Development Finance Berhad    FN           750,000         1,021,911
Malaysian Resources Berhad     CG           350,000         1,003,983
Phileo Land Berhad*            RE           200,000           537,848

Rashid Hussain Berhad          IV           250,000         1,663,345
Renong Berhad                  CG           727,000           996,366
United Engineers Berhad Ltd    EC           280,000         1,985,655
                                                           ------------
                                                           15,116,067
                                                           ------------
SINGAPORE 6.52%
City Developments Ltd          RE           140,000         1,132,544
DBS Land Ltd                   RE           400,000         1,294,336
Development Bank Ltd
 Foreign Shrs                  BK           150,000         1,783,861
Keppel Corp Ltd                RE           450,000         1,157,435
Oversea-Chinese Banking Ltd
 Foreign Shrs                  BK           130,600         1,526,059
United Overseas Bank Ltd       BK           183,325         1,723,860
                                                           ------------
                                                            8,618,095
                                                           ------------
SOUTH KOREA 0.90%
Korea Electric Power Ltd       BU            40,000         1,192,744
                                                           ------------
THAILAND 0.79%
Bangkok Bank PLC Foreign Shrs  BK            55,000           509,480
Electricity Generating PLC
 Foreign Shrs                  EU           200,000           535,892
                                                           ------------
                                                            1,045,372
                                                           ------------
UNITED KINGDOM 2.43%
HSBC Holdings PLC              BK           126,916         3,211,208
                                                           ------------
TOTAL COMMON STOCKS & WARRANTS
 (Cost $92,169,059)                                        94,630,446
                                                           ------------
SHORT-TERM INVESTMENTS -
 REPURCHASE AGREEMENTS 28.43%
UNITED STATES 28.43%
Repurchase  Agreement  with
 State Street Bank & Trust Co
 dated 4/30/1997 due 5/1/1997
 at 5.310%, repurchased at
 $37,591,544 (Collateralized by
 US Treasury Bonds due
 2/15/2016 at 9.250% value
 $38,934,193)
 (Cost $37,586,000)            RA        37,586,000        37,586,000
                                                           ------------

TOTAL  INVESTMENT  SECURITIES
 AT VALUE  100.00%
 (Cost  $129,755,059)
 (Cost for Income Tax Purposes
 $129,920,460)                                            132,216,446
                                                           ===========

* Security is non-income producing.

# Also represents cost for income tax purposes.

^ The following are restricted securities at April 30, 1997:

                                                                   Value as
                                  Aquisition   Aquisition              % of
Description                           Date(s)        Cost        Net Assets
-----------------------------------------------------------------------------
International Growth Fund
Cia Energetica de Minas Gerais
 Sponsored ADR Representing Pfd        1/19/96-
                                         3/6/97   $658,000            0.92%
Larsen & Toubro Ltd Regulation S
 Sponsored GDR                         3/25/96-
                                        3/26/96    298,072            0.27
New World Infrastructure Ltd
 Conv, Regulation S
 5.000%, 7/15/2001                     2/14/97-
                                        3/19/97  1,195,848            1.00
Samsung Electronics Ltd GDR            7/24/95-
                                        4/24/97    443,141            0.23%
Telecomunicacoes Brasileiras SA-
 Telebras Sponsored
 ADR Representing Pfd                   9/14/94     25,971            0.05
Usinas Siderurgicas de
 Minas Gerais SA Sponsored ADR
 Representing Pfd                       7/20/95-
                                         8/19/96    97,875            0.23
                                                                 -----------
                                                                      2.70%

                                                                 ===========

Summary of Investments by Industry

                                                   % of
                                       Industry    Investment
Industry                               Code        Securities         Value
-----------------------------------------------------------------------------
European Fund
Air Freight                            AF             2.21%        $8,450,295
Airlines                               AR              0.90         3,431,799
Automobiles                            AM              2.43         9,291,444
Banks                                  BK              4.63        17,717,925
Beverages                              BV              0.68         2,583,179
Building Materials                     BD              1.46         5,597,134
Cable                                  CA              0.87         3,329,575
Chemicals                              CH              1.34         5,133,682
Communications-Equipment &
 Manufacturing                         CM              2.49         9,541,066
Computer Related                       CO             12.12        46,410,823
Consumer - Jewelry, Novelties & Gifts  CJ              1.37         5,241,692
Electrical Equipment                   EE              0.72         2,767,320
Electronics                            EL              1.36         5,213,886
Electronics-- Semiconductor            ES              1.01         3,875,458
Engineering & Construction             EC              1.50         5,738,966
Entertainment                          ET              2.45         9,394,879
Foods                                  FD              0.97         3,727,234
Footwear                               FT              1.28         4,898,941
Healthcare Drugs -- Pharmaceuticals    HD              7.09        27,159,622
Health Care Related                    HC              7.59        29,066,864
Insurance                              IN              5.07        19,410,707
Machinery                              MY              4.34        16,613,176
Manufacturing                          MG              1.87         7,158,739
Office Equipment & Supplies            OE              0.96         3,690,188
Oil & Gas Related                      OG              1.89         7,241,574
Repurchase Agreements                  RA              9.96        38,135,000
Retail                                 RT             5.72%        21,901,047
Services                               SV              6.37        24,380,879
Telecommunications -
 Cellular & Wireless                   TC              1.46         5,597,970
Telecommunications -
 Long Distance                         TL              2.85        10,907,199
Telephone                              TN              3.96        15,163,738
Textile - Apparel Manufacturing        TA              1.08         4,122,242
                                                    -------------------------
                                                     100.00 %    $382,894,243
                                                    =========================

International Growth Fund
Air Freight                           AF             0.61%          $668,462
Airlines                              AR              0.77           844,546
Automobiles                           AM              1.58         1,727,040
Banks                                 BK              9.58        10,507,589
Beverages                             BV              1.16         1,275,314
Broadcasting                          BR              0.52           564,600
Building Materials                    BD              1.96         2,150,740
Chemicals                             CH              3.64         3,991,999
Communications -- Equipment &
 Manufacturing                        CM              3.06         3,356,821
Computer Related                      CO              2.70         2,957,537
Conglomerates                         CG              2.26         2,472,590
Consumer Finance                      CF              0.23           257,156
Consumer - Jewelry, Novelties
 & Gifts                              CJ              0.61           668,768
Distribution                          DB              0.35           378,870
Electric Utilities                    EU              2.10         2,299,978
Electrical Equipment                  EE              0.38           417,719
Electronics                           EL              2.64         2,889,581
Engineering & Construction            EC              2.23         2,449,012
Entertainment                         ET              0.84           923,715
Financial                             FN              1.21         1,321,962
Foods                                 FD              0.79           869,645
Footwear                              FT              1.14         1,250,794
Gaming                                GM              0.32           346,414
Gold & Precious Metals Mining         GP              1.32         1,444,173
Health Care Drugs - Pharmaceuticals   HD              5.00         5,477,836
Health Care Related                   HC              1.04         1,141,075
Household Furniture & Appliances      HF              0.16           179,838
Insurance                             IN              3.70         4,057,959
Investment Bank/Broker Firm           IV              0.13           145,465
Investment Companies                  IC              1.64         1,796,275
Iron & Steel                          IS              1.02         1,122,434
Lodging - Hotels                      LH              0.11           120,750
Machinery                             MY              2.29         2,513,466
Manufacturing                         MG              2.02         2,216,046
Metals Mining                         MM              0.11           118,891
Office Equipment & Supplies           OE              0.28           308,344
Oil & Gas Related                     OG              2.30         2,518,351
Personal Care                         PL              0.81           889,244
Publishing                            PB              1.10         1,209,702
Railroads                             RR              0.58           641,250
Real Estate Investment Trust          RE              1.35         1,484,693
Repurchase Agreements                 RA             22.94        25,148,000

Restaurants                           RS              0.31           339,864
Retail                                RT              3.66         4,009,084
Services                              SV              1.46         1,595,251
Telecommunications -
 Long Distance                        TL              2.58         2,824,982
Telephone                             TN              2.69         2,953,675
Textile-- Apparel Manufacturing       TA              0.26           282,577
Tobacco                               TO              0.21           228,250
Transportation                        TR              0.25           268,998
                                                    -------------------------
                                                    100.00%      $109,627,325
                                                    =========================

Pacific Basin Fund
Air Freight                           AF             2.37%        $3,127,905
Banks                                 BK             13.16        17,406,396
Chemicals                             CH              2.19         2,889,990
Communications -
 Equipment & Manufacturing            CM              2.01         2,664,365
Computer Related                      CO              2.44         3,230,012
Conglomerates                         CG              7.68        10,151,343
Consumer Finance                      CF              0.75           995,969
Containers                            CT              0.96         1,269,481
Distribution                          DB              0.93         1,231,329
Electric Utilities                    EU              2.25         2,971,787
Electrical Equipment                  EE              1.02         1,347,480
Electronics                           EL              2.53         3,342,223
Engineering & Construction            EC              2.44         3,232,724
Entertainment                         ET              0.78         1,030,704
Financial                             FN              2.17         2,872,045
Foods                                 FD              0.79         1,050,246
Gold & Precious Metals Mining         GP              1.85         2,441,250
Health Care Drugs -
 Pharmaceuticals                      HD              0.95         1,259,224
Insurance                             IN              0.77         1,013,108
Investment Bank/Broker Firm           IV              2.29         3,025,894
Iron & Steel                          IS              1.66         2,189,304
Lodging - Hotels                      LH              0.75           992,031
Machinery                             MY              1.68         2,219,481
Manufacturing                         MG              3.40         4,493,495
Publishing                            PB              0.00             3,987
Real Estate Investment Trust          RE             11.70        15,465,913
Repurchase Agreements                 RA             28.43        37,586,000

Retail                                RT              1.20         1,582,453
Textile - Apparel Manufacturing       TA              0.85         1,130,307
                                                   -------------------------
                                                    100.00 %    $132,216,446
                                                   =========================

See Notes to Financial Statements

INVESCO International Funds, Inc.
Statement of Assets and Liabilities
April 30, 1997
UNAUDITED

                                                    International   Pacific
                                      European      Growth          Basin
                                      Fund          Fund            Fund
                                      -----------------------------------------
ASSETS
Investment Securities:
   At Cost~                           $309,178,506  $97,423,504     $129,755,059
                                      =========================================
   At Value~                          $382,894,243 $109,627,325     $132,216,446
Cash                                       445,841            0                0
Foreign Currency (Cost $806,392,
   $191,385 and $0, respectively)          818,157      193,503                0
Receivables:
   Investment Securities Sold              508,048      530,000          431,959
   Fund Shares Sold                      2,336,587      667,571        6,348,402
   Dividends and Interest                1,011,561      364,809          562,236
Prepaid Expenses and Other Assets           90,099       31,243           48,283
               `                      ------------------------------------------
TOTAL ASSETS                           388,104,536  111,414,451      139,607,326
                                      ------------------------------------------
LIABILITIES
Payables:
   Custodian                                     0       25,343          387,897
   Investment Securities Purchased       5,061,645      826,726                0
   Fund Shares Repurchased               5,021,114    1,305,239        3,493,792
Depreciation on Forward Foreign
   Currency Contracts                       24,915        1,706               55
Accrued Expenses and Other Payables         67,383       21,961           41,581
                                      ------------------------------------------
TOTAL LIABILITIES                       10,175,057    2,180,975        3,923,325
                                      ------------------------------------------
Net Assets at Value                    377,929,479  109,233,476      135,684,001
                                      ==========================================

Paid-in Capital*                       290,485,336   94,500,290      133,430,675
Accumulated Undistributed
   Net Investment Loss                    (169,627)     (39,934)       (312,112)
Accumulated Undistributed Net Realized
   Gain on Investment Securities and
   Foreign Currency Transactions        13,917,631    2,570,228          109,702
Net Appreciation of Investment
   Securities and Foreign Currency
   Transactions                         73,696,139   12,202,892        2,455,736
                                      ------------------------------------------
Net Assets at Value                    377,929,479  109,233,476      135,684,001
                                      ==========================================
Shares Outstanding                      22,975,408    6,490,315       10,857,901
Net Asset Value, Offering and Redemption
   Price per Share                          $16.45       $16.83           $12.50
                                      ==========================================

~ Investment  securities at cost and value at April 30, 1997 include  repurchase
agreements  of   $38,135,000,   $25,148,000   and   $37,586,000   for  European,
International Growth and Pacific Basin Funds, respectively.

* The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See Notes to Financial Statements

INVESCO International Funds, Inc.
Statement of Operations
Six Months Ended April 30, 1997
UNAUDITED

                                                International    Pacific
                                European        Growth           Basin
                                Fund            Fund             Fund
                                ------------------------------------------------
INVESTMENT INCOME INCOME
Dividends                       $2,029,790           $636,132     $705,085
Interest                           180,866            201,241      226,624
   Foreign Taxes Withheld         (320,125)           (83,381)     (67,117)
                                ------------------------------------------------
TOTAL INCOME                     1,890,531            753,992      864,592
                                ================================================

Investment Advisory Fees         1,266,316            466,538      503,919
Transfer Agent Fees                468,860            190,452      399,317
Administrative Fees                 30,409             11,998       15,078
Custodian Fees and Expenses        218,046             62,999      153,732
Directors' Fees and Expenses        10,243              5,702        7,179
Professional Fees and Expenses      17,667             13,045       14,040
Registration Fees and Expenses      34,259             22,238       40,367
Reports to Shareholders             63,131             25,968       47,648
Other Expenses                      18,344             11,839       14,612
                               -------------------------------------------------
TOTAL EXPENSES                   2,127,275            810,779    1,195,892
   Fees and Expenses Paid
   Indirectly                      (84,995)           (25,149)     (31,464)
                               -------------------------------------------------
   NET EXPENSES                  2,042,280            785,630    1,164,428
                               -------------------------------------------------

NET INVESTMENT LOSS               (151,749)           (31,638)    (299,836)
                               -------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on Investment
   Securities and Foreign
   Currency Transactions        15,125,937          2,839,855      211,922
                               -------------------------------------------------
Change in Net Appreciation
   (Depreciation)of Invest-
   ment Securities and
   Foreign Currency
   Transactions                 21,981,540         2,409,611    (6,118,595)
                               -------------------------------------------------
NET GAIN (LOSS) ON
   INVESTMENT SECURITIES        37,107,477         5,249,466    (5,906,673)
                               -------------------------------------------------
Net Increase (Decrease)
   in Net Assets
   from Operations             $36,955,728        $5,217,828  $(6,206,509)
                               =================================================

See Notes to Financial Statements

INVESCO International Funds, Inc.
Statement of Changes in Net Assets


                                                                   International
                                     European Fund                 Growth Fund                 Pacific Basin Fund
                                     --------------------------    --------------------------  --------------------------
                                     Six Months            Year       Six Months         Year     Six Months         Year
                                          Ended           Ended            Ended        Ended          Ended        Ended
                                       April 30      October 31         April 30   October 31       April 30   October 31
                                     --------------------------    --------------------------  --------------------------
                                            1997           1996             1997         1996           1997         1996
                                       UNAUDITED                       UNAUDITED                                UNAUDITED
OPERATIONS
Net Investment Income (Loss)          $(151,749)       $876,030         $(31,638)    $387,079      $(299,836)  $   (72,366)
Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                      15,125,937      19,780,096        2,839,855    4,498,297        211,922    10,089,266
Change in Net Appreciation
   (Depreciation) of Investment
   Securities and Foreign Currency
   Transactions                      21,981,540      29,753,509        2,409,611    5,988,409    (6,118,595)    (1,230,912)
                                    ---------------------------  ----------------------------  ----------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM OPERATIONS        36,955,728      50,409,635        5,217,828   10,873,785    (6,206,509)     8,785,988
                                    --------------------------    ---------------------------  ---------------------------
DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income                  (131,171)       (876,030)        (140,079)    (387,079)      (52,110)             0
In Excess of Net Investment
   Income                                     0        (516,756)               0     (394,151)            0       (432,102)




Net Realized Gain on
   Investment Securities            (20,402,754)    (18,669,435)      (4,053,526)  (2,897,940)   (8,942,341)    (2,389,197)
                                    --------------------------    ---------------------------  ----------------------------
TOTAL DISTRIBUTIONS                 (20,533,925)    (20,062,221)      (4,193,605)  (3,679,170)   (8,994,451)    (2,821,299)
                                    --------------------------    ---------------------------  ----------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of
  Shares                             569,638,309    466,074,093      225,422,586  349,892,500   287,407,602    667,157,615
Reinvestment of Distribu-
  tions                               19,868,088     19,468,999        4,154,162    3,657,292     8,700,090      2,720,245
                                    --------------------------    --------------------------    --------------------------
                                     589,506,397    485,543,092      229,576,748  353,549,792   296,107,692    669,877,860
Amounts Paid for
  Repurchases of Shares            (528,586,949)   (439,501,864)    (215,953,891)(341,548,549) (295,092,650)  (680,346,294)
                                    --------------------------    --------------------------    --------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                 60,919,448     46,041,228       13,622,857   12,001,243     1,015,042   (10,468,434)
                                    --------------------------    --------------------------    --------------------------
Total Increase (Decrease)
   in Net Assets                      77,341,251     76,388,642       14,647,080   19,195,858   (14,185,918)   (4,503,745)
NET ASSETS
Beginning of Period                  300,588,228    224,199,586       94,586,396   75,390,538   149,869,919   154,373,664
                                    --------------------------    --------------------------    --------------------------
End of Period                       $377,929,479   $300,588,228     $109,233,476  $94,586,396  $135,684,001  $149,869,919
                                    ==========================    ==========================    ==========================
Accumulated Undistributed
   Net Investment Income
   (Loss) Included in Net
   Assets at End of Period            $(169,627)       $113,293         $(39,934)    $131,783     $(312,112)      $39,834

FUND SHARE TRANSACTIONS
Shares Sold                           34,917,185     31,746,297       13,467,860   21,434,516    21,596,841    45,840,305



Shares Issued from
   Reinvestment of
   Distributions                      1,306,769      1,465,160           256,975     231,481        657,604       188,387
                                   ---------------------------    --------------------------    --------------------------
                                     36,223,954     33,211,457        13,724,835  21,665,997     22,254,445    46,028,692
Shares Repurchased                  (32,218,378)   (30,152,989)      (12,829,107)(20,850,135)   (22,016,225)  (46,568,736)
                                   --------------------------    --------------------------    --------------------------
Net Increase (Decrease)
   in Fund Shares                     4,005,576      3,058,468           895,728     815,862        238,220      (540,044)
                                   ==========================    ==========================    ==========================

See Notes to Financial Statements

INVESCO International Funds, Inc.
Notes to Financial Statements
UNAUDITED
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO International Funds, Inc. (the "Fund") was incorporated in Maryland and presently consists of three separate Funds: European Fund, International Growth Fund and Pacific Basin Fund. The investment objectives of the Funds are: to seek capital appreciation through investments in designated geographical sectors for European and Pacific Basin Funds; and to seek a high total return through investments in designated geographical sectors for International Growth Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
     Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
      Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.
      If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.
      Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

      Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest.
C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium is recorded on the accrual basis. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.
      The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investments includes fluctuations from currency exchange rates and fluctuations in market value.
      The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.
      Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of each Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
      To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.
      Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Each Fund has elected to treat a portion of distributions of both realized and unrealized gains on forward foreign currency contracts as capital gain distributions.
      Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.
F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities.
G. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
      Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Transfer Agent Fees are reduced by credits earned by each Fund from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

      For the six-months ended April 30, 1997, Fees and Expenses Paid Indirectly consisted of the following:
                                          Custodian Fees                Transfer
Fund                                        and Expenses              Agent Fees
--------------------------------------------------------------------------------
European Fund                                    $83,893                  $1,102
International Growth Fund                         25,124                      25
Pacific Basin Fund                                31,099                     365

NOTE 2 - INVESTMENT  ADVISORY AND OTHER  AGREEMENTS.  INVESCO  Funds Group,
Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for European and Pacific Basin Funds is based on the annual rate of 0.75% on the first $350 million of average net assets; reduced to 0.65% on the next $350 million of average net assets; and 0.55% on average net assets in excess of $700 million. International Growth Fund's fees are based on the annual rate of 1.00% on the first $500 million of average net assets; reduced to 0.75% on the next $500 million of average net assets; and 0.65% on average net assets in excess of $1 billion.
    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Asset Management Limited ("IAM"), an affiliate of IFG, investment decisions of the Fund are made by IAM. Fees for such sub-advisory services are paid by IFG. In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended April 30, 1997, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                           Purchases                   Sales
--------------------------------------------------------------------------------
European Fund                               $112,834,188             $82,224,203
International Growth Fund                     19,203,408              26,545,863
Pacific Basin Fund                            31,290,301              78,396,653

There  were no  purchases  or  sales  of U.S.  Government  securities.

NOTE 4 - APPRECIATION AND DEPRECIATION. At April 30, 1997, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                             Gross                   Gross                   Net
Fund                  Appreciation            Depreciation          Appreciation
--------------------------------------------------------------------------------
European Fund          $84,560,315             $10,844,578           $73,715,737
International Growth
   Fund                 16,912,546               4,794,074            12,118,472
Pacific Basin Fund      13,199,396              10,903,410             2,295,986


NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or IAM.
    The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate of 40% of the retainer fee at the time of retirement.
    Pension expenses for the six months ended April 30, 1997, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                           Unfunded
                            Pension                 Accrued              Pension
Fund                       Expenses           Pension Costs            Liability

--------------------------------------------------------------------------------
European Fund                $2,307                 $14,034              $27,027
International Growth Fund       814                   6,290               11,691
Pacific Basin Fund            1,456                  13,363               24,988


NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At April 30, 1997, there were no such borrowings.

Other Information
UNAUDITED

On January 31, 1997, a special meeting of the shareholders of the Fund was held at which the eleven directors identified below were elected, the selection of Price Waterhouse LLP as independent accountants (Proposal 1), the approval of a new investment advisory agreement with INVESCO Funds Group, Inc. ("IFG") (Proposal 2) and a new sub-advisory agreement between IFG and INVESCO Trust Company (Proposal 3) were ratified. The following is a report of the votes cast:

                                                     Withheld/
Nominee/Proposal      For            Against           Abstain             Total
--------------------------------------------------------------------------------
European Fund
Charles W. Brady      12,707,514           0           484,675        13,192,189
Dan J. Hesser         12,707,758           0           484,431        13,192,189
Fred A. Deering       12,695,147           0           497,042        13,192,189
Victor L. Andrews     12,705,209           0           486,980        13,192,189
Bob R. Baker          12,701,385           0           490,804        13,192,189
Lawrence H. Budner    12,701,310           0           490,879        13,192,189
Daniel D. Chabris     12,684,605           0           507,584        13,192,189
A.D. Frazier, Jr      12,708,845           0           483,344        13,192,189
Hubert L. Harris, Jr  12,723,917           0           468,272        13,192,189
Kenneth T. King       12,679,556           0           512,633        13,192,189
John W. McIntyre      12,718,283           0           473,906        13,192,189

Proposal 1            12,516,159     205,781           470,248        13,192,188
Proposal 2            12,136,918     380,704           674,393        13,192,189
Proposal 3            12,107,022     402,440           682,552        13,192,188

International Growth Fund
Charles W. Brady       4,395,400           0           113,616         4,509,016
Dan J. Hesser          4,395,287           0           113,729         4,509,016
Fred A. Deering        4,394,645           0           114,371         4,509,016
Victor L. Andrews      4,394,750           0           114,266         4,509,016
Bob R. Baker           4,394,041           0           114,975         4,509,016
Lawrence H. Budner     4,395,142           0           113,874         4,509,016
Daniel D. Chabris      4,394,529           0           114,487         4,509,016
A.D. Frazier, Jr       4,395,597           0           113,419         4,509,016
Hubert L. Harris, Jr   4,395,033           0           113,983         4,509,016
Kenneth T. King        4,393,118           0           115,898         4,509,016
John W. McIntyre       4,394,996           0           114,020         4,509,016

Proposal 1             4,378,338      42,990            87,687         4,509,015
Proposal 2             4,357,070      49,846           102,100         4,509,016
Proposal 3             4,353,281      55,588           100,147         4,509,016

Pacific Basin Portfolio
Charles W. Brady       8,242,014           0           384,736         8,626,750
Dan J. Hesser          8,247,426           0           379,324         8,626,750
Fred A. Deering        8,223,621           0           403,129         8,626,750
Victor L. Andrews      8,243,120           0           383,630         8,626,750
Bob R. Baker           8,240,859           0           385,891         8,626,750
Lawrence H. Budner     8,237,699           0           389,051         8,626,750
Daniel D. Chabris      8,224,545           0           402,205         8,626,750
A.D. Frazier, Jr       8,241,666           0           385,084         8,626,750
Hubert L. Harris, Jr   8,268,490           0           358,260         8,626,750
Kenneth T. King        8,212,076           0           414,674         8,626,750
John W. McIntyre       8,259,567           0           367,183         8,626,750

Proposal 1             8,129,026     161,932           335,792         8,626,750
Proposal 2             7,886,438     281,188           459,123         8,626,749
Proposal 3             7,865,004     308,154           453,592         8,626,750

INVESCO International Funds, Inc.
Financial Highlights
 (For a Fund Share Outstanding Throughout Each Period)


                                      Six Months
                                           Ended
                                        April 30         Year ended October 31
                                    ------------         -------------------------------------------------------------------
                                            1997         1996           1995           1994           1993           1992
                                       UNAUDITED
European Fund
PER SHARE DATA
Net Asset Value --
   Beginning of Period                    $15.85         $14.09         $12.95         $12.20         $10.14         $11.14
                                    ------------         -------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)              (0.01)           0.05           0.23           0.16           0.14           0.20
Net Gains or (Losses)
   on Securities
(Both Realized and
   Unrealized)                              1.75           3.00           1.12           0.75           2.06          (1.00)
                                    ------------         -------------------------------------------------------------------
Total from Investment Operations            1.74           3.05           1.35           0.91           2.20          (0.80)
                                    ------------         -------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                        0.01           0.08           0.21           0.16           0.14           0.20
Distributions from
   Capital Gains                            1.13           1.21           0.00           0.00           0.00           0.00
                                    ------------         -------------------------------------------------------------------
Total Distributions                         1.14           1.29           0.21           0.16           0.14           0.20
                                    ------------         -------------------------------------------------------------------





Net Asset Value --
   End of Period                           16.45          15.85          14.09          12.95          12.20          10.14
                                    ============         ===================================================================

TOTAL RETURN                             11.60%*         23.47%         10.42%          7.43%         21.78%          (7.22%)

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                        377,929        300,588        224,200        349,842        270,544        117,276
Ratio of Expenses to Average
   Net Assets                            0.62%*@         1.36%@        1.40% @          1.20%          1.28%           1.29%
Ratio of Net Investment Income
   (Loss) to Average Net Assets         (0.04%)*          0.37%          1.26%          1.28%          1.76%           2.23%
Portfolio Turnover Rate                     25%*            91%            96%            70%            44%             87%
Average Commission Rate Paid^^           0.0397*         0.0367             -               -              -              -

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

@ Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

INVESCO International Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                         Six Months                                         Period
                                              Ended                                         Ended        Year Ended
                                           April 30        Year Ended October 31            October 31   December 31
                                         ----------        -----------------------------------------------------------------
                                               1997        1996        1995      1994<      1993^<       1992        1991

                                          UNAUDITED

International Growth Fund
PER SHARE DATA
Net Asset Value --
   Beginning of Period                       $16.91      $15.78      $17.29      $15.75      $12.57      $14.51      $13.69
                                         ----------       -----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)+                  0.00        0.07        0.08        0.04        0.08        0.12        0.17
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)              0.75        1.77      (0.61)        1.57        3.16      (1.94)        0.82
                                         ----------       -----------------------------------------------------------------
Total from Investment Operations               0.75        1.84      (0.53)        1.61        3.24      (1.82)        0.99
                                         ----------       -----------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                           0.03        0.15        0.09        0.07        0.06        0.11        0.17
In Excess of Net
   Investment Income                           0.00        0.00        0.03        0.00        0.00        0.00        0.00
Distributions from Capital Gains               0.80        0.56        0.86        0.00        0.00        0.01        0.00
                                         ----------       -----------------------------------------------------------------
Total Distributions                            0.83        0.71        0.98        0.07        0.06        0.12        0.17
                                         ----------       -----------------------------------------------------------------




Net Asset Value -- End of Period              16.83       16.91       15.78       17.29       15.75       12.57       14.51
                                         ==========       =================================================================

TOTAL RETURN                                 4.62%*      12.01%     (2.84%)      10.21%     29.08%*    (12.52%)       7.19%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                           109,233      94,586      75,391     161,884     108,677      35,192      42,039
Ratio of Expenses to
   Average Net Assets                       0.86%*@      1.80%@      1.81%@       1.50%      1.43%~       1.36%       1.48%
Ratio of Net Investment Income
   (Loss) to Average Net Assets            (0.03%)*       0.43%       0.41%       0.46%      0.94%~       0.83%       1.17%
Portfolio Turnover Rate                        22%*         64%         62%         87%        46%*         50%         71%
Average Commission Rate Paid^^              0.0050*      0.0329           -           -           -           -           -

+ Net Investment Loss for April 30, 1997 amounted to less than $0.01 on a per share basis.

^ From January 1, 1993 to October 31, 1993, the Fund's current fiscal year-end.

< The per share information was computed based on weighted average shares.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

@ Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

INVESCO International Funds, Inc.
Financial Highlights
 (For a Fund Share Outstanding Throughout Each Period)


                                      Six Months
                                           Ended
                                        April 30           Year ended October 31
                                    ------------           -------------------------------------------------------------------
                                            1997           1996           1995           1994          1993<            1992
                                       UNAUDITED
   Pacific Basin Fund
PER SHARE DATA
Net Asset Value --
   Beginning of Period                    $14.11         $13.83         $17.07         $15.11        $11.02          $13.19
                                    ------------         -------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)              (0.03)          (0.02)          0.06           0.04          0.04            0.07
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)         (0.75)           0.51          (1.45)          2.28          4.09           (2.18)
                                    ------------         -------------------------------------------------------------------
Total from Investment
   Operations                             (0.78)           0.49          (1.39)          2.32          4.13           (2.11)
                                    ------------         -------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income+                       0.00           0.03           0.06           0.04          0.04            0.06
Distributions from
   Capital Gains                            0.83           0.18           1.79           0.32          0.00            0.00
                                    ------------         -------------------------------------------------------------------
Total Distributions                         0.83           0.21           1.85           0.36          0.04            0.06
                                    ------------         -------------------------------------------------------------------





Net Asset Value --
   End of Period                           12.50          14.11          13.83          17.07         15.11          11.02
                                    ============        ===================================================================
TOTAL RETURN                            (5.87%)*           3.55%         (8.31%)        15.63%        37.51%         16.03%)

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                        135,684        149,870        154,374        352,888       299,192         26,488
Ratio of Expenses to
   Average Net Assets                    0.88%*@           1.60%@         1.52%@         1.24%         1.22%          1.78%
Ratio of Net Investment Income
   (Loss) to Average Net Assets         (0.22%)*          (0.04%)         0.37%          0.28%         0.63%          0.66%
Portfolio Turnover Rate                     24%*             70%            56%            70%           30%           123%
Average Commission Rate Paid^^           0.0064*         0.0148              -              -             -              -

< The per share information was computed based on weighted average shares.

+ Distributions from Net Investment Income for April 30, 1997 amounted to less than $0.01 on a per share basis.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

@ Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                        FAMILY OF FUNDS

                                                                       Newspaper
Fund Name                         Fund Code       Ticker Symbol     Abbreviation
--------------------------------------------------------------------------------
International
International Growth                  49               FSIGX            IntlGr
Asian Growth                          41               IVAGX            AsianGr
European                              56               FEURX             Europ
European Small Company                37               IVECX           EuroSmCo
Latin American Growth                 34               IVSLX           LatinAmGr
Pacific Basin                         54               FPBSX             PcBas
--------------------------------------------------------------------------------
Sector
Energy                                50               FSTEX             Enrgy
Environmental Services                59               FSEVX            Envirn
Financial Services                    57               FSFSX            FinSvc
Gold                                  51               FGLDX             Gold
Health Sciences                       52               FHLSX            HlthSc
Leisure                               53               FLISX            Leisur
Realty                                42               IVSRX            Realty
Technology                            55               FTCHX             Tech
Utilities                             58               FSTUX             Util
Worldwide Capital Goods               38               ISWGX            WldCap
Worldwide Communications              39               ISWCX            WldCom
--------------------------------------------------------------------------------
Capital Appreciation
Growth                                10               FLRFX             Grwth
Dynamics                              20               FIDYX             Dynm
Small Company                         74               IDSCX            DivSmCo
Emerging Growth                       60               FIEGX            Emgrth
--------------------------------------------------------------------------------
Growth & Income
Industrial Income                     15               FIIIX            IndInc
Value Equity                          46               FSEQX             ValEq
Multi-Asset Allocation                70               IMAAX           MulAstAl
Balanced                              71               IMABX              Bal
Total Return                          48               FSFLX            TotRtn
--------------------------------------------------------------------------------

Bond
Short-Term Bond                       33               INIBX            ShTrBd
Intermediate Government Bond          47               FIGBX            IntGov
U.S. Government Securities            32               FBDGX             USGvt
Select Income                         30               FBDSX            SelInc
High Yield                            31               FHYPX             HiYld
--------------------------------------------------------------------------------
Tax-Exempt
Tax-Free Intermediate Bond            36               IVTIX                 *
Tax-Free Long-Term Bond               35               FTIFX             TxFre
--------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund            44               FUGXX            InvGvtMF
Cash Reserves                         25               FDSXX            InvCshR
Tax-Free Money Fund                   40               FFRXX          InvTaxFree

* This fund does not meet size requirements to be assigned a ticker symbol in newspaper listings.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO FUNDS

INVESCO Funds Group, Inc., (SM) Distributor
Post Office Box 173706
Denver, CO 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

If you're in Denver, visit one of our convenient Investor Centers:
Denver Tech Center,
7800 East Union Avenue, Lobby Level;
Cherry Creek, 155-B Fillmore Street, Fillmore Plaza

This information must be preceded or accompanied by a current prospectus.